Services provided by the Group's auditors and network of firms (Tables)	12 Months Ended
Oct. 31, 2019
Services provided by the Group's auditors and network of firms [Abstract]
Services from the Group's Auditors and Network of Firms
During the 12 months ended October 31, 2019, the Group obtained the following services from the Group’s auditors as detailed below which have been disclosed in line with the ICAEW Technical Release “Tech 14/13 FRF” guidance on the disclosure of auditor remuneration for the audit of accounts and other (non-audit) services, in accordance with the requirements of the Companies (Disclosure of Auditor Remuneration and Liability Agreements) Regulation 2008 (Statutory Instrument 2008/489) as amended:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m

Audit of Company	12.8	12.2	1.0
Audit of subsidiaries	3.9	1.9	2.5
Total audit	16.7	14.1	3.5

Audit related assurance services	3.6	0.9	2.6
Other assurance services	-	0.7	-
Total assurance services	3.6	1.6	2.6

Tax compliance services	-	0.2	-
Tax advisory services	0.1	0.2	0.1
Services relating to taxation	0.1	0.4	0.1

Other non-audit services	-	0.1	7.5

Total	20.4	16.2	13.7